Form 13F-NT

Report for the Calendar Year or Quarter Ended
December 31, 2004

Check here if Amendment [ ];  Amendment Number:

   This Amendment  (Check only one [  ]  is a restatement.
                                   [  ]  adds new holdings
                                             entries

Institutional Investment Manager Filing this Report:

                          S & T Bancorp, Inc.
                          800 Philadelphia Street
                          Indiana, PA  15701

Form 13F File Number 28-0000719220
The institutional investment manager filing this report and The person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

   Name:          Robert E. Rout
   Title:         Senior Executive Vice President, Secretary
		  	& CFO
   Phone:         724-465-4825

Signature, Place, and Date of Signing:
	/s/ Robert E. Rout
	Robert E. Rout   Indiana, PA    January 25, 2005

Report Type
[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number   Name

   28-0001010911          S & T Bank